Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEUBERGER BERMAN ALTERNATIVE FUNDS
Entity Central Index Key	0001317474
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000108852
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Institutional Class
Trading Symbol	NLSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/longshort-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.
Additional Information Phone Number	800.366.6264
Additional Information Email	issdl@nb.com
Additional Information Website	neuberger.com/longshort-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$53	1.07%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
AssetsNet	$ 8,253,035,902
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,253,035,902
Number of Portfolio Holdings	207
Portfolio Turnover Rate	39%

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Lamar Advertising Co. Class A	(0.7)%
Consolidated Edison, Inc.	(0.5)%
Omnicom Group, Inc.	(0.5)%
Public Service Enterprise Group, Inc.	(0.4)%
Allstate Corp.	(0.4)%
Exelon Corp.	(0.4)%
Brookfield Renewable Corp.	(0.4)%
HP, Inc.	(0.4)%
Cheesecake Factory, Inc.	(0.4)%
Nexstar Media Group, Inc.	(0.3)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Name	Long	Short
Common Stocks	88.7%	(13.1)%
Master Limited Partnerships and Limited Partnerships	3.1%	-%
Preferred Stocks	1.3%	-%
Loan Assignments	0.2%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	4.5%	-%
Other Assets Less Liabilities	15.3%Footnote Reference**	-%
Total	113.1%	(13.1)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	8.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	2.6%
Fanatics Holdings, Inc. Class A	2.1%
Brookfield Infrastructure Partners LP	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000108850
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class A
Trading Symbol	NLSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/longshort-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/longshort-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	1.43%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
AssetsNet	$ 8,253,035,902
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,253,035,902
Number of Portfolio Holdings	207
Portfolio Turnover Rate	39%

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Lamar Advertising Co. Class A	(0.7)%
Consolidated Edison, Inc.	(0.5)%
Omnicom Group, Inc.	(0.5)%
Public Service Enterprise Group, Inc.	(0.4)%
Allstate Corp.	(0.4)%
Exelon Corp.	(0.4)%
Brookfield Renewable Corp.	(0.4)%
HP, Inc.	(0.4)%
Cheesecake Factory, Inc.	(0.4)%
Nexstar Media Group, Inc.	(0.3)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Name	Long	Short
Common Stocks	88.7%	(13.1)%
Master Limited Partnerships and Limited Partnerships	3.1%	-%
Preferred Stocks	1.3%	-%
Loan Assignments	0.2%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	4.5%	-%
Other Assets Less Liabilities	15.3%Footnote Reference**	-%
Total	113.1%	(13.1)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	8.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	2.6%
Fanatics Holdings, Inc. Class A	2.1%
Brookfield Infrastructure Partners LP	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

C000108851
Shareholder Report [Line Items]
Fund Name	Long Short Fund
Class Name	Class C
Trading Symbol	NLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at neuberger.com/longshort-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number	800.877.9700
Additional Information Email	fundinfo@nb.com
Additional Information Website	neuberger.com/longshort-documents
Expenses [Text Block]

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$108	2.18%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.18%
AssetsNet	$ 8,253,035,902
Holdings Count | Holding	207
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$8,253,035,902
Number of Portfolio Holdings	207
Portfolio Turnover Rate	39%

Holdings [Text Block]

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Lamar Advertising Co. Class A	(0.7)%
Consolidated Edison, Inc.	(0.5)%
Omnicom Group, Inc.	(0.5)%
Public Service Enterprise Group, Inc.	(0.4)%
Allstate Corp.	(0.4)%
Exelon Corp.	(0.4)%
Brookfield Renewable Corp.	(0.4)%
HP, Inc.	(0.4)%
Cheesecake Factory, Inc.	(0.4)%
Nexstar Media Group, Inc.	(0.3)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Name	Long	Short
Common Stocks	88.7%	(13.1)%
Master Limited Partnerships and Limited Partnerships	3.1%	-%
Preferred Stocks	1.3%	-%
Loan Assignments	0.2%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	4.5%	-%
Other Assets Less Liabilities	15.3%Footnote Reference**	-%
Total	113.1%	(13.1)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Largest Holdings [Text Block]

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	8.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	2.6%
Fanatics Holdings, Inc. Class A	2.1%
Brookfield Infrastructure Partners LP	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.